Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities, Current [Abstract]
Other Current Liabilities
Other Current Liabilities
Other current liabilities consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Accrued payroll	$74.5	$71.5
Accrued employee benefits	24.2	13.0
Accrued legal and regulatory	16.3	17.8
Deferred revenue	10.6	8.6
Accrued interest	1.0	20.5
Other	20.1	18.0
Total other current liabilities	$146.7	$149.4